Leases - Lease liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) lease	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Leases
Balance, beginning of period	R$ 149,353	R$ 103,188	R$ 88,739
New contracts	13,578	43,733	36,021
Re-measurement by index	11,744	8,258	3,741
Lease modification	(1,763)	(16,869)	0
Reclassification from (to) assets held for sale	0	19,210	(19,210)
Accrued interest	16,008	15,086	12,393
Payment of principal	(11,170)	(6,121)	(6,103)
Rent concession	(210)	(2,046)	0
Payment of interest	(16,008)	(15,086)	(12,393)
Balance, end of period	161,532	149,353	103,188
Lease liabilities	27,204	23,365	17,265
Lease liabilities	134,328	125,988	R$ 85,923
Lease modification by reducing scope of lease contract	R$ 1,763
Number of lease contracts early terminated | lease	8
Gain on lease modification	R$ 169
Rent concessions	210	2,046
Rent expense from short-term leases and low-value assets	R$ 3,914	R$ 2,929